Preferred stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Preferred stock	Convertible Preferred Stock
Each share of Legacy Clover’s preferred stock was convertible at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into a number of fully paid and non-assessable shares of common stock as is determined by dividing the applicable original issue price by the applicable conversion price as described in Note 17 (Preferred Stock) to financial statements in the Form 8-K/A in effect at the time of conversion.
Pursuant to the Merger Agreement, all outstanding shares of Legacy Clover’s preferred stock automatically converted into 139,444,346 shares of Class B Common Stock after giving effect to the Exchange Ratio upon the closing of the Business Combination. See Note 3 (Business Combination) for additional information on the Business Combination.
Preferred stock
During 2015, the Corporation issued 10,907,993 shares of Series A and 14,888,608 shares of Series A-1 preferred stock at $0.50394 per share for total proceeds of approximately $13.0 million. During 2015, the Corporation issued 21,381,446 shares of Series B preferred stock at $1.63693 per share for total proceeds of approximately $35.0 million.
During 2016, the Corporation issued 39,431,582 shares of Series C preferred stock at $4.06185 per share for total proceeds of approximately $160.2 million. Issuance costs totaled approximately $0.4 million.
During 2017, the Corporation issued 42,910,925 shares of Series D preferred stock at $4.53456 per share for total proceeds of approximately $194.6 million. Issuance costs totaled approximately $0.3 million.
During 2018, the Corporation issued 9,923,792 additional shares of Series D preferred stock at $4.53456 per share for total proceeds of approximately $45.0 million. Issuance costs totaled approximately $0.5 million.
During 2020 and 2019, the Corporation did not issue any additional shares of preferred stock. As of each balance sheet date, preferred stock consisted of the following ($ in millions, except for share amounts):

As of December 31, 2020 and 2019, after recapitalization
	Preferred Stock Authorized (1)	Preferred Stock Issued and Outstanding (1)	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion (1)
Series A Preferred stock	10,907,993	10,907,993	$5.5	$5.5	10,907,993
Series A-1 Preferred stock	14,888,608	14,888,608	7.4	30.0	14,888,608
Series B Preferred stock	21,381,446	21,381,446	35.0	35.0	21,381,446
Series C Preferred stock	39,431,582	39,431,582	160.2	160.2	39,431,582
Series D Preferred stock	68,777,396	52,834,717	239.6	239.6	52,834,717
	155,387,025	139,444,346	447.7	470.3	139,444,346
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(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3 (Reverse Capitalization) for details.
The holders of the preferred stock have rights, preferences and privileges as follows:
Dividends
The Series A and Series A-1 dividend rate is $0.04032 per share of Series A preferred stock per annum, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Series A and Series A-1 preferred stock. The Series B rate is $0.13090 per share of Series B preferred stock per annum, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to Series B preferred stock. The Series C rate is $0.32495 per share of Series C preferred stock per annum, subject to appropriate adjustment in the event of any stock split, combination or other similar recapitalization with respect to the Series C preferred stock. The Series D rate is $0.36276 per share of Series D preferred stock per annum, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Series D preferred stock.
The Corporation cannot declare, pay or set aside any dividends on shares of any other class or series of capital stock of the Corporation (other than dividends on shares of common stock payable in shares of common stock) unless the holders of the outstanding preferred stock will first receive (on a pari passu basis), or simultaneously receive, a dividend on each outstanding share of preferred stock in an amount equal to the greater of (a) the applicable dividend rate (as listed above) or (b) an amount that such holders of the preferred stock would receive on a pari passu basis with the holders of common stock if such shares of preferred stock had been converted to common stock. The holders of the outstanding preferred stock can waive any dividend preference that the holders are entitled to receive upon the affirmative vote or written consent of the holders of a majority of the shares of outstanding preferred stock (voting together as a single class and on as-converted to common stock basis).
Voting
Each holder of the outstanding share of preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Unless provided by law or any other provisions of the Certificate of Incorporation, holders of preferred stock can vote together with the holders of common stock as a single class on all matters presented to the stockholders of the Corporation.
Conversion
Each share of preferred stock can be converted at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into a number of fully paid and non-assessable shares of common stock as is determined by dividing the applicable original issue price by the applicable common conversion price (as defined below) in effect at the time of conversion. The “Series A conversion price” will initially be equal to the Series A-1 original issue price. The “Series B conversion price” will initially be equal to the Series B original issue price. The “Series C conversion price” will initially be equal to the Series C original issue price. The “Series D conversion price” will initially be equal to the Series D original issue price. The “applicable conversion price” is defined as the Series A conversion price with respect to the Series A preferred stock, the Series A-1 conversion price with respect to the Series A-1 preferred stock, the Series B conversion price with respect to the Series B preferred stock, the Series C conversion price with respect to the Series C preferred stock, and the Series D conversion price with respect to the Series D preferred stock. Each applicable conversion price, and the rate at which shares of preferred stock may be converted into shares of common stock, is subject to adjustment as provided below.
In the event of liquidation, dissolution or winding up of the Corporation or a deemed liquidation event, the conversion rights will terminate at the close of business on the last full day preceding the date fixed for the payment of such amounts distributable on such event to the holders of preferred stock.
No fractional shares of common stock can be issued upon conversion of the preferred stock. In lieu of any fractional shares to which the holder would otherwise be entitled, the Corporation will pay cash equal to such fraction multiplied by the fair value of a share of common stock as determined in good faith by the Board. Whether or not fractional shares would be issuable upon such conversion will be determined on the basis of the total number of shares of preferred stock the holder is at the time converting into common stock and the aggregate number of shares of common stock issuable upon conversion.
The preferred stock of the Corporation is subject to broad based weighted-average anti-dilution subject to customary carveouts.
Redemption
The preferred stock is not mandatorily redeemable. Any shares of preferred stock that are redeemed or otherwise acquired by the Corporation or any of its subsidiaries will be automatically and immediately cancelled and retired and will not be reissued, sold or transferred. Neither the Corporation nor any of its subsidiaries may exercise any voting or other rights granted to the holders of preferred stock following redemption.